INVESTMENT IN UNCONSOLIDATED AFFILIATES - Summary of financial information for the joint ventures from formation (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Total net revenue	$ 5,500	$ 94,471	$ 101,348
Net loss		(52,726)	(65)
Current assets		35,228	34,096
Current liabilities		53,722	35,267
Corporate Joint Venture [Member] | IPCO
Schedule of Investments [Line Items]
Total net revenue		24,666
Gross margin		18,299
Net loss		(2,661)
Current assets		4,254	2,596
Long term assets		5,509	6,130
Current liabilities		6,142	1,699
Liabilities, Noncurrent		$ 1,032	$ 0